UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:  811-3120
Exact name of registrant as specified in charter: Delaware Group Tax
                                                  Free Money Fund

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end: April 30

Date of reporting period: April 30, 2006

Item 1.


Annual Report                                       Delaware
                                                    Tax-Free
                                                    Money Fund

                                                    April 30, 2006










                                                  Fixed income mutual funds


[DELAWARE LOGO]                                   [LOGO]POWERED BY RESEARCH (R)

Table of contents

>Performance summary                                                          1

>Disclosure of Fund expenses                                                  3

>Sector allocation                                                            4

>Financial statements:
    Statement of net assets                                                   5
    Statement of operations                                                   7
    Statements of changes in net assets                                       8
    Financial highlights                                                      9
    Notes to financial statements                                            11

>Report of independent registered
 public accounting firm                                                      13

>Board of trustees/directors and
 officers addendum                                                           14

>About the organization                                                      16

   Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

   Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2006 Delaware Distributors, L.P.

Performance summary


>Delaware Tax-Free Money Fund



The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value may fluctuate, so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance.

You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. The Delaware Tax-Free Money Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions and is subject to change.



Fund Performance

Average Annual Total Returns
Through April 30, 2006

                                                                                            SEC
                                   1 Year      5 Years      10 Years      Lifetime     7-Day Yield

Class A
  (Est. 9/17/81)                   +2.07%       +0.98%        +1.85%       +3.26%         2.10%
_____________________________________________________________________________________________________
_____________________________________________________________________________________________________

Consultant Class
  (Est. 9/17/81) +                 +2.07%       +0.98%        +1.85%       +3.23%         2.10%
_____________________________________________________________________________________________________
_____________________________________________________________________________________________________

U.S. Consumer Price Index          +3.55%       +2.64%        +2.57%       +3.18%            -
_____________________________________________________________________________________________________
_____________________________________________________________________________________________________

Lipper Tax-Exempt Money
  Market Funds Average (114 funds) +2.10%       +1.15%        +2.12%       +3.52% *          -


  The U.S. Consumer Price Index is calculated by the U.S. Department of Labor and represents the change in the price of goods and services for all urban consumers.

  The Lipper Tax-Exempt Money Market Funds Average represents the average return of money market funds with similar investment objectives tracked by Lipper (source: Lipper).

+ Total return for Consultant Class shares for the periods prior to March 15, 1988 is based on the performance of Class A shares. Consultant Class shares are subject to 12b-1 fees; however, the Board of Trustees for the Fund has suspended 12b-1 plan payments effective June 1, 1990. These 12b-1 fees may be reinstated at any time.

* Assumes a start date of September 30, 1981.

  An expense limitation was in effect for all classes of Delaware Tax-Free Money Fund during all periods shown. Performance would have been lower had the expense limitation not been in effect.

  Delaware Tax-Free Money Fund dividends are generally exempt from federal income tax and, in some cases, state and local taxes. Some income may be subject to the federal alternative minimum tax that applies to certain taxpayers.

Fund basics

As of April 30, 2006

________________________________________________________________________________
Fund objective
________________________________________________________________________________

Delaware Tax-Free Money Fund seeks a high level of current income, exempt from federal income tax, while preserving principal and maintaining liquidity.

________________________________________________________________________________
Total fund net assets
________________________________________________________________________________

$24 million

________________________________________________________________________________
Number of holdings
________________________________________________________________________________

26

________________________________________________________________________________
Fund start date
________________________________________________________________________________
September 17, 1981

________________________________________________________________________________
Your fund manager
________________________________________________________________________________

Michael P. Buckley joined Delaware Investments in March 1996 and has been portfolio manager of the Delaware Tax-Free Money Fund since July 1999. He was formerly a vice president and municipal credit analyst for T. Rowe Price Associates, Inc. He also has served as an assistant director for the Government Finance Research Center of the Government Finance Officers Association, where he managed the Center's financial advisory business. Mr. Buckley is a member of the National Federation of Municipal Analysts and past Treasurer of the Municipal Bond Club of Baltimore.

________________________________________________________________________________
Nasdaq symbol
________________________________________________________________________________

Class A  DTFXX

________________________________________________________________________________
CUSIP number
________________________________________________________________________________

Class A  245911102
Consultant Class  245911201

Disclosure of Fund expenses


For the period November 1, 2005 to April 30, 2006

As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and
(2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2005 to April 30, 2006.

Actual Expenses

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.


Delaware Tax-Free Money Fund

Expense Analysis of an Investment of $1,000


                                                                     Expenses
                       Beginning       Ending                       Paid During
                        Account       Account        Annualized       Period
                         Value         Value          Expense       11/1/05 to
                        11/1/05       4/30/06          Ratio         4/30/06 *
________________________________________________________________________________
________________________________________________________________________________
Actual Fund Return

Class A                $1,000.00      $1,011.80        0.78%          $3.89
Consultant Class        1,000.00       1,011.80        0.78%           3.89
________________________________________________________________________________
________________________________________________________________________________
Hypothetical 5% Return (5% return before expenses)

Class A                $1,000.00      $1,020.93        0.78%          $3.91
Consultant Class        1,000.00       1,020.93        0.78%           3.91
________________________________________________________________________________


* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365(to reflect the one-half year period).

Sector allocation


>Delaware Tax-Free Money Fund

As of April 30, 2006


Sector designations may be different than the sector designations presented in other Fund materials.


                                                                     Percentage
Sector                                                             of Net Assets
________________________________________________________________________________
________________________________________________________________________________
Municipal Bonds                                                        36.65%

City Government Obligation Bonds                                        8.60%
Higher Education Revenue Bonds                                          2.19%
Municipal Lease Revenue Bonds                                           2.09%
Pre-Refunded Bonds                                                      2.86%
School District General Obligation Bonds                                4.18%
School District Revenue Bonds                                           4.80%
State Agency Revenue Bonds                                              2.09%
State General Obligation Bonds                                          9.84%
________________________________________________________________________________
________________________________________________________________________________
Variable Rate Demand Notes                                             62.17%

Corporate-Backed Revenue Bonds                                          3.88%
Higher Education Revenue Bonds                                          4.19%
Hospital Revenue Bonds                                                 21.49%
Miscellaneous Revenue Bonds                                             5.63%
Multifamily Housing Revenue Bonds                                      10.66%
Pre-Refunded Bonds                                                      8.66%
School District Revenue Bonds                                           3.34%
State General Obligation Bonds                                          4.32%
________________________________________________________________________________
________________________________________________________________________________
Total Market Value of Securities                                       98.82%
________________________________________________________________________________
________________________________________________________________________________
Receivables and Other Assets Net of Liabilities                         1.18%
________________________________________________________________________________
________________________________________________________________________________
Total Net Assets                                                      100.00%

Statement of net assets


>Delaware Tax-Free Money Fund

April 30, 2006


                                              Principal
                                                Amount                   Value
________________________________________________________________________________
Municipal Bonds - 36.65%
________________________________________________________________________________

City Government Obligation Bonds - 8.60%
  Lexington, Massachusetts Bond
     Anticipation Notes
     4.25% 8/25/06                            $  750,000              $  752,551
  Marlborough, Massachusetts
     4.00% 6/15/06                             1,307,000               1,308,255
                                                                      __________
                                                                       2,060,806
                                                                      __________
Higher Education Revenue Bonds - 2.19%
  Pennsylvania Higher Educational
     Facility Authority Revenue
     Series X 5.00% 6/15/06 (AMBAC)              525,000                 525,859
                                                                      __________
                                                                         525,859
                                                                      __________
Municipal Lease Revenue Bonds - 2.09%
  Oklahoma Development Finance
     Authority Revenue
     (Samuel Roberts Noble Inc.)
     5.00% 5/1/06                                500,000                 500,000
                                                                      __________
                                                                         500,000
                                                                      __________
$ Pre-Refunded Bonds - 2.86%
  Connecticut State Health & Educational
     Facilities Authority Revenue
     (Yale - New Haven Hospital Issue)
     Series H 5.70% 7/1/25-06 (MBIA)             570,000                 583,312
  Sunrise, Florida Utility System
     Revenue Series A
     5.75% 10/1/26-06 (AMBAC)                    100,000                 102,008
                                                                      __________
                                                                         685,320
                                                                      __________
School District General Obligation Bonds - 4.18%
  Clark County, Nevada School District
     Series A 5.25% 6/15/06 (FGIC)             1,000,000               1,002,135
                                                                      __________
                                                                       1,002,135
                                                                      __________
School District Revenue Bonds - 4.80%
  Virginia Public School Authority
     Financing 1997 Series D
     5.00% 8/1/06
     (State Aid Withholding)                   1,145,000               1,149,505
                                                                      __________
                                                                       1,149,505
                                                                      __________
State Agency Revenue Bonds - 2.09%
  Florida State Environmental
     Protection Preservation
     Department Revenue Series A
     5.00% 7/1/06 (FGIC)                         500,000                 501,300
                                                                      __________
                                                                         501,300
                                                                      __________
State General Obligation Bonds - 9.84%
  Alaska Series A 5.25% 8/1/06 (FSA)           1,500,000               1,506,816
  Florida State Board Public Education
     Capital Outlay Series A
     5.50% 6/1/06                                600,000                 600,973
  North Carolina State Highway
     Series A 4.50% 5/1/06                       250,000                 250,000
                                                                      __________
                                                                      2,357,789
                                                                      __________

Total Municipal Bonds (cost $8,782,714)                                8,782,714
                                                                      __________



                                              Principal
                                                Amount                   Value
________________________________________________________________________________
~ Variable Rate Demand Notes - 62.17%
________________________________________________________________________________

Corporate-Backed Revenue Bonds - 3.88%
  New Glarus, Wisconsin Industrial
     Development Revenue
     (LSI Inc. - New Glarus Project)
     3.89% 12/1/23 (AMT)
     (LOC, Bank of America N.A.)               $ 930,000               $ 930,000
                                                                      __________
                                                                         930,000
                                                                      __________
Higher Education Revenue Bonds - 4.19%
  Pennsylvania State Higher Educational
     Facilities Authority Revenue
     (University of Pennsylvania
     Financing Program)
     Series N1 4.00% 5/1/34
     (LOC, Citizens Bank of Pennsylvania)      1,000,000               1,004,179
                                                                      __________
                                                                       1,004,179
                                                                      __________
Hospital Revenue Bonds - 21.49%
  Allegheny County, Pennsylvania Hospital
     Development Authority Revenue
     Childrens Series A 3.83% 6/1/09
     (LOC, PNC Bank N.A.)                      1,000,000               1,000,000
  Hawaii Pacific Health Special
     Purpose Revenue
     (Budget & Financing Department)
     Series B-2 3.90% 7/1/33 (RADIAN)
     (SPA, Bank of Nova Scotia)                1,000,000               1,000,000
  Maryland State Health & Higher
     Educational Facilities Authority Revenue
     (Mercey Ridge)
     3.83% 4/1/31 (LOC, Allfirst Bank)           900,000                 900,000
  New Castle, Pennsylvania Area
     Hospital Authority Revenue
     (Jameson Memorial Hospital)
     3.90% 7/1/26 (FSA)
     (SPA, PNC Bank N.A.)                      1,150,000               1,150,000
  Vermont Educational & Health Buildings
     Financing Agency Revenue
     (Rutland Regional Medical Center)
     Series A 3.86% 4/1/32 (RADIAN)
     (SPA, Fleet National Bank)                1,100,000               1,100,000
                                                                      __________
                                                                       5,150,000
                                                                      __________
Miscellaneous Revenue Bonds - 5.63%
  Alexandria, Virginia Industrial
     Development Authority Revenue
     (Institute Defense)
     3.83% 10/1/30 (AMBAC)                       500,000                 500,000
Allentown, Pennsylvania Commercial &
  Industrial Development Revenue
     (Diocese of Allentown)
     3.78% 12/1/29
     (LOC, Wachovia Bank N.A.)                   850,000                 850,000
                                                                      __________
                                                                       1,350,000
                                                                      __________

                                                               (continued)     5

Statement of net assets


>Delaware Tax-Free Money Fund


                                              Principal
                                                Amount                   Value
________________________________________________________________________________
~ Variable Rate Demand Notes (continued)
________________________________________________________________________________

Multifamily Housing Revenue Bonds - 10.66%
  Phoenix, Arizona Industrial
     Development Authority Multifamily
     Housing Revenue
     (Sunrise Vista Apartments)
     Series A 3.91% 6/1/31 (AMT)
     (LOC, Wells Fargo Bank N.A.)            $ 1,600,000             $ 1,600,000
Pittsburgh, Pennsylvania Urban
     Redevelopment Authority Revenue
     (Wood Street Commons Project)
     3.88% 12/1/16 (AMT)
     (LOC, Pittsburgh National Bank)             955,000                 955,000
                                                                      __________
                                                                       2,555,000
                                                                      __________
$ Pre-Refunded Bonds - 8.66%
  Children's Trust Fund Series II-R-39
     3.88% 7/1/20-10 (LF, Citibank N.A)        2,075,000               2,075,000
                                                                      __________
                                                                       2,075,000
                                                                      __________
School District Revenue Bonds - 3.34%
  Utah State Board Regents Student
     Loan Revenue Series W
     3.85% 11/1/39 (AMBAC)
     (AMT) (SPA, Depfa Bank)                     800,000                 800,000
                                                                      __________
                                                                         800,000
                                                                      __________
State General Obligation Bonds - 4.32%
  Commonwealth of Massachusetts
     Series A 3.80% 2/1/28
     (SPA, Citibank N.A.)                      1,035,000               1,035,000
                                                                      __________
                                                                       1,035,000
                                                                      __________
Total Variable Rate Demand Notes

  (cost $14,899,179)                                                  14,899,179
                                                                      __________
Total Market Value of Securities - 98.82%

  (cost $23,681,893)(C)                                               23,681,893

Receivables and Other Assets

  Net of Liabilities - 1.18%                                             282,995
                                                                      __________
Net Assets Applicable to 23,964,888

  Shares Outstanding - 100.00%                                      $ 23,964,888
                                                                      __________
Net Asset Value - Delaware Tax-Free Money Fund
  Class A ($23,397,104 / 23,397,104 Shares)                               $ 1.00
                                                                      __________
Net Asset Value - Delaware Tax-Free Money Fund
  Consultant Class ($567,784 / 567,784 Shares)                            $ 1.00
                                                                      __________
$ Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S.
  Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 5 in "Notes to financial statements."

~ Variable rate security. The interest rate shown is the rate as of April 30, 2006.

  (C)Also the cost for federal income tax purposes

________________________________________________________________________________
________________________________________________________________________________

Summary of Abbreviations:

AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
LF - Liquidity Facility
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
SPA - Stand-by Purchase Agreement

See accompanying notes

Statement of operations


>Delaware Tax-Free Money Fund

Year Ended April 30, 2006


Investment Income:
  Interest                                                                              $ 720,348
                                                                                      ___________
Expenses:
  Management fees                                                      $ 114,088
  Registration fees                                                       39,154
  Reports and statements to shareholders                                  20,777
  Dividend disbursing and transfer agent fees and expenses                18,497
  Legal and professional fees                                             15,139
  Accounting and administration expenses                                  10,004
  Trustees' fees                                                           1,396
  Pricing fees                                                               847
  Insurance fees                                                             726
  Custodian fees                                                             535
  Taxes (other than taxes on income)                                          62
  Other                                                                    1,527          222,752
                                                                     ___________
  Less expenses absorbed or waived                                                        (25,524)
  Less expense paid indirectly                                                               (472)
                                                                                      ___________
  Total operating expenses                                                                196,756
                                                                                      ___________
Net Investment Income                                                                     523,592
                                                                                      ___________
Net Increase in Net Assets Resulting from Operations                                    $ 523,592
                                                                                      ___________
See accompanying notes

Statements of changes in net assets


>Delaware Tax-Free Money Fund

                                                                                                 Year Ended
                                                                                         4/30/06            4/30/05
Increase in Net Assets from Operations:

  Net investment income                                                           $      523,592      $      247,468
                                                                                     ___________         ___________
Dividends to Shareholders from:

  Net investment income:
     Class A                                                                            (505,611)           (245,854)
     Consultant Class                                                                    (13,231)             (6,364)
                                                                                     ___________         ___________
                                                                                        (518,842)           (252,218)
                                                                                     ___________         ___________
Capital Share Transactions:

  Proceeds from shares sold:
     Class A                                                                          13,699,273          16,575,424
     Consultant Class                                                                    480,733             400,779

  Net asset value of shares issued upon reinvestment of dividends:
     Class A                                                                             468,216             219,927
     Consultant Class                                                                     12,906               6,148
                                                                                     ___________         ___________
                                                                                      14,661,128          17,202,278
                                                                                     ___________         ___________
  Cost of shares repurchased:
     Class A                                                                         (17,089,245)        (11,919,711)
     Consultant Class                                                                   (532,164)           (496,499)
                                                                                     ___________         ___________

                                                                                     (17,621,409)        (12,416,210)
                                                                                     ___________         ___________
Increase (decrease) in net assets derived from capital share transactions             (2,960,281)          4,786,068
                                                                                     ___________         ___________
Net Increase (Decrease) In Net Assets                                                 (2,955,531)          4,781,318

Net Assets:

  Beginning of year                                                                   26,920,419          22,139,101
                                                                                     ___________         ___________
  End of year (including distributions in excess of net investment income
  of $- and $4,750, respectively)                                                 $   23,964,888      $   26,920,419
                                                                                     ___________         ___________
See accompanying notes

Financial highlights


Delaware Tax-Free Money Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                                        Year Ended
                                                           _______________________________________________________________
                                                            4/30/06        4/30/05       4/30/04     4/30/03      4/30/02
__________________________________________________________________________________________________________________________

Net asset value, beginning of period                         $ 1.000       $ 1.000     $   1.000     $ 1.000     $ 1.000

Income from investment operations:

Net investment income                                          0.021         0.009         0.004       0.004       0.011
                                                              ______        ______        ______      ______      ______
Total from investment operations                               0.021         0.009         0.004       0.004       0.011
                                                              ______        ______        ______      ______      ______
Less dividends from:

Net investment income                                         (0.021)       (0.009)       (0.004)     (0.004)     (0.011)
                                                              ______        ______        ______      ______      ______
Total dividends                                               (0.021)       (0.009)       (0.004)     (0.004)     (0.011)
                                                              ______        ______        ______      ______      ______
Net asset value, end of period                               $ 1.000       $ 1.000     $   1.000     $ 1.000     $ 1.000
                                                              ______        ______        ______      ______      ______
Total return (1)                                               2.07%         0.94%         0.41%       0.41%       1.07%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                      $23,397       $26,314     $  21,443     $20,196     $24,106
Ratio of expenses to average net assets                        0.78%         0.72%         0.79%       1.00%       1.15%
Ratio of expenses to average net assets prior to expense
  limitation and expense paid indirectly                       0.88%         0.85%         0.96%       1.00%       1.15%
Ratio of net investment income to average net assets           2.06%         0.92%         0.37%       0.45%       1.07%
Ratio of net investment income to average net assets prior to
  expense limitation and expense paid indirectly               1.96%         0.79%         0.20%       0.45%       1.07%
__________________________________________________________________________________________________________________________

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitations not been in effect.



See accompanying notes

                                                               (continued)     9

Financial highlights


>Delaware Tax-Free Money Fund Consultant Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                        Year Ended
                                                           _______________________________________________________________

                                                            4/30/06        4/30/05       4/30/04     4/30/03      4/30/02
__________________________________________________________________________________________________________________________
Net asset value, beginning of period                         $ 1.000       $ 1.000       $ 1.000     $ 1.000     $ 1.000

Income from investment operations:

Net investment income                                          0.021         0.009         0.004       0.004       0.011
                                                              ______        ______        ______      ______      ______
Total from investment operations                               0.021         0.009         0.004       0.004       0.011
                                                              ______        ______        ______      ______      ______
Less dividends from:

Net investment income                                         (0.021)       (0.009)       (0.004)     (0.004)     (0.011)
                                                              ______        ______        ______      ______      ______
Total dividends                                               (0.021)       (0.009)       (0.004)     (0.004)     (0.011)
                                                              ______        ______        ______      ______      ______
Net asset value, end of period                               $ 1.000       $ 1.000       $ 1.000     $ 1.000     $ 1.000
                                                              ______        ______        ______      ______      ______
Total return (1)                                               2.07%         0.94%         0.41%       0.41%       1.07%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                        $ 568         $ 606         $ 696       $ 764     $ 1,968
Ratio of expenses to average net assets                        0.78%         0.72%         0.79%       1.00%       1.15%
Ratio of expenses to average net assets prior to expense
  limitation and expense paid indirectly                       0.88%         0.85%         0.96%       1.00%       1.15%
Ratio of net investment income to average net assets           2.06%         0.92%         0.37%       0.45%       1.07%
Ratio of net investment income to average net assets
  prior to expense limitation and expense paid indirectly      1.96%         0.79%         0.20%       0.45%       1.07%
__________________________________________________________________________________________________________________________

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitations not been in effect.


See accompanying notes

Notes to financial statements


>Delaware Tax-Free Money Fund

April 30, 2006

Delaware Group Tax-Free Money Fund (the "Trust") is organized as a Delaware statutory trust and offers one series, the Delaware Tax-Free Money Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A and Consultant Class shares. Neither class is subject to a sales charge.

The investment objective of the Fund is to seek a high level of current income, exempt from federal income tax, while preserving principal and maintaining liquidity.


1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund

Security Valuation - Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financials reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in the custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion, and 0.30% on average daily net assets in excess of $2.5 billion.

Effective July 1, 2005, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.78% of average daily net assets of the Fund through August 31, 2006. Prior to July 1, 2005, DMC had contractually agreed to waive its fees in order to prevent such expenses from exceeding 0.70% of the average daily net assets of the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Effective May 19, 2005, the Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund's average daily net assets for accounting and administration services. Prior to May 19, 2005, the Fund paid DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Consultant Class shares. Effective June 1, 1990, distribution and service fee payments to DDLP were suspended but may be reinstated in the future. No distribution expenses are paid by Class A shares.

At April 30, 2006, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                                 $ 7,300
Dividend disbursing, transfer agent, accounting
  and administration fees and other expenses
  payable to DSC                                                           2,259
Other expenses payable to DMC and affiliates *                             9,389

* DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including internal legal services provided to the Fund by DMC employees. For the year ended April 30, 2006, the Fund was charged $1,466 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.




                                                              (continued)     11

Notes to financial statements


>Delaware Tax-Free Money Fund

3. Dividend and Distribution Information

Income distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends paid during the years ended April 30, 2006 and 2005 was as follows:

                                                         Year Ended
                                                   4/30/06          4/30/05
                                                  ________          ________
Tax-exempt income                                $ 518,842         $ 252,218

4. Capital Shares

Transactions in capital shares were as follows:
                                                         Year Ended
                                                   4/30/06          4/30/05
Shares sold:
  Class A                                       13,699,273        16,575,424
                                                   480,733           400,779

Shares issued upon reinvestment of dividends:
  Class A                                          468,216           219,927
  Consultant Class                                  12,906             6,148
                                                  ________          ________
                                                14,661,128        17,202,278
                                                  ________          ________
Shares repurchased:
  Class A                                      (17,089,245)      (11,919,711)
  Consultant Class                                (532,164)         (496,499)
                                                  ________          ________
                                               (17,621,409)      (12,416,210)
                                                  ________          ________
Net increase (decrease)                         (2,960,281)        4,786,068
                                                  ________          ________

5. Credit and Market Risk

The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified on Statement of Net Assets.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at that time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of Aaa or equivalent from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the Fund.


6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.


7. Tax Information (Unaudited)

The information set forth below is for the Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended April 30, 2006, the Fund designates distributions paid during the year as follows:


                                    (A)
                                Tax-Exempt
                                  Income
                               Distributions
                                (Tax Basis)
                               ______________
                                    100%



(A) is based on a percentage of the Fund's total distributions.

Report of independent registered public accounting firm

To the Shareholders and Board of Trustees
Delaware Group Tax-Free Money Fund -
Delaware Tax-Free Money Fund

We have audited the accompanying statement of net assets of Delaware Tax-Free Money Fund (the sole series of Delaware Group Tax-Free Money Fund) (the "Fund") as of April 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Tax-Free Money Fund series of Delaware Group Tax-Free Money Fund at April 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                            /s/Ernst & Young LLP


Philadelphia, Pennsylvania
June 12, 2006

Delaware Investments(R) Family of Funds


>Board of trustees/directors and officers addendum


A mutual fund is governed by a Board of Trustees/Directors ("Trustees"), which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.


                                                                                                   Number of
                                                                                               Portfolios in Fund       Other
            Name,                                                                               Complex Overseen    Directorships
           Address           Position(s)           Length of         Principal Occupation(s)       by Trustee          Held by
        and Birthdate     Held with Fund(s)       Time Served         During Past 5 Years          or Officer     Trustee or Officer
____________________________________________________________________________________________________________________________________
 Interested Trustees
____________________________________________________________________________________________________________________________________

     Jude T. Driscoll (2)     Chairman,        Executive Officer        Since August 2000,               85              None
     2005 Market Street       President,       since August 2000    Mr. Driscoll has served in
      Philadelphia, PA     Chief Executive                         various executive capacities
            19103            Officer and            Trustee           at different times at
                               Trustee          since May 2003       Delaware Investments. (1)
       March 10, 1963
____________________________________________________________________________________________________________________________________
 Independent Trustees
____________________________________________________________________________________________________________________________________

      Thomas L. Bennett        Trustee         Since March 2005         Private Investor -              85              None
     2005 Market Street                                               (March 2004 - Present)
      Philadelphia, PA
            19103                                                      Investment Manager -
                                                                       Morgan Stanley & Co.
       October 4, 1947                                             (January 1984 - March 2004)
____________________________________________________________________________________________________________________________________
         John A. Fry           Trustee        Since January 2001           President -                  85             Director -
     2005 Market Street                                            Franklin & Marshall College                      Community Health
      Philadelphia, PA                                                (June 2002 - Present)                             Systems
            19103
                                                                    Executive Vice President -                         Director -
        May 28, 1960                                                University of Pennsylvania                       Allied Barton
                                                                     (April 1995 - June 2002)                      Security Holdings
____________________________________________________________________________________________________________________________________
      Anthony D. Knerr         Trustee         Since April 1990    Founder/Managing Director -          85              None
     2005 Market Street                                             Anthony Knerr & Associates
      Philadelphia, PA                                                (Strategic Consulting)
            19103                                                        (1990 - Present)

      December 7, 1938
____________________________________________________________________________________________________________________________________
     Lucinda S. Landreth       Trustee         Since March 2005     Chief Investment Officer -          85              None
     2005 Market Street                                                   Assurant, Inc.
      Philadelphia, PA                                                    (Insurance)
            19103                                                        (2002 - 2004)

       June 24, 1947
____________________________________________________________________________________________________________________________________
        Ann R. Leven           Trustee       Since September 1989  Owner - Strategic Financial          85          Director and
     2005 Market Street                                              Planning Consulting Firm                     Audit Committee
      Philadelphia, PA                                                  (1983 - Present)                        Chairperson - Andy
            19103                                                                                                Warhol Foundation

      November 1, 1940                                                                                          Director and Audit
                                                                                                                 Committee Member -
                                                                                                                   Systemax, Inc.
____________________________________________________________________________________________________________________________________


                                                                                                   Number of
                                                                                               Portfolios in Fund       Other
            Name,                                                                               Complex Overseen    Directorships
           Address           Position(s)        Length of          Principal Occupation(s)        by Trustee          Held by
        and Birthdate     Held with Fund(s)    Time Served           During Past 5 Years           or Officer     Trustee or Officer
____________________________________________________________________________________________________________________________________
 Interested Trustees (continued)
____________________________________________________________________________________________________________________________________
    Thomas F. Madison        Trustee          Since May 1999           President/Chief                 85           Director -
   2005 Market Street                                                Executive Officer -                          Banner Health
    Philadelphia, PA                                                MLM Partners, Inc.
          19103                                                  (Small Business Investing                          Director -
                                                                      and Consulting)                            CenterPoint Energy
    February 25, 1936                                            (January 1993 - Present)
                                                                                                                 Director and Audit
                                                                                                                Committee Member -
                                                                                                                 Digital River, Inc.

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                     Rimage
                                                                                                                   Corporation

                                                                                                                 Director - Valmont
                                                                                                                  Industries, Inc.
____________________________________________________________________________________________________________________________________
    Janet L. Yeomans         Trustee          Since April 1999          Vice President                  85                None
   2005 Market Street                                              (January 2003 - Present)
    Philadelphia, PA                                                     and Treasurer
          19103                                                    (January 2006 - Present)
                                                                        3M Corporation
      July 31, 1948

                                                                       Ms. Yeomans has held
                                                                    various management positions
                                                                   at 3M Corporation since 1983.
____________________________________________________________________________________________________________________________________
    J. Richard Zecher        Trustee          Since March 2005              Founder -                   85        Director and Audit
   2005 Market Street                                                  Investor Analytics                        Committee Member -
    Philadelphia, PA                                                    Risk Management)                         Investor Analytics
          19103                                                       (May 1999 - Present)
                                                                                                                 Director and Audit
      July 3, 1940                                                                                               Committee Member -
                                                                                                                   Oxigene, Inc.

                                                                                                                 Director - Sutton
                                                                                                                  Asset Management
____________________________________________________________________________________________________________________________________
 Officers
____________________________________________________________________________________________________________________________________
    Michael P. Bishof          Senior            Chief Financial       Mr. Bishof has served in        85                None (3)
   2005 Market Street      Vice President         Officer since      various executive capacities
    Philadelphia, PA            and             February 17, 2005      at different times at
          19103           Chief Financial                              Delaware Investments.
                              Officer
     August 18, 1962
____________________________________________________________________________________________________________________________________
     David F. Connor      Vice President,      Vice President since   Mr. Connor has served as         85                None (3)
   2005 Market Street      Deputy General       September 21, 2000   Vice President and Deputy
    Philadelphia, PA   Counsel, and Secretary    and Secretary          General Counsel of
          19103                                      since              Delaware Investments
                                                October 25, 2005            since 2000.
    December 2, 1963
____________________________________________________________________________________________________________________________________
    David P. O'Connor       Senior Vice       Senior Vice President,  Mr. O'Connor has served in       85                None (3)
   2005 Market Street        President,        General Counsel and   various executive and legal
    Philadelphia, PA      General Counsel,     Chief Legal Officer   capacities at different times
          19103              and Chief                since           at Delaware Investments.
                           Legal Officer         October 25, 2005
    February 21, 1966
____________________________________________________________________________________________________________________________________
    John J. O'Connor   Senior Vice President        Treasurer         Mr. O'Connor has served in        85                None (3)
   2005 Market Street      and Treasurer              since          various executive capacities
    Philadelphia, PA                             February 17, 2005     at different times at
          19103                                                        Delaware Investments.

      June 16, 1957
____________________________________________________________________________________________________________________________________

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s')
    investment advisor, principal underwriter, and its transfer agent.

(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager and distributor.

(3) Messrs. Bishof, Connor, David P. O'Connor, and John J. O'Connor serve in similar capacities for the six portfolios of the
    Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr.
    John J. O'Connor also serves in a similar capacity for Lincoln Variable Insurance Products Trust, which has the same investment advisor as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.


About the organization


This annual report is for the information of Delaware Tax-Free Money Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Money Fund and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees

Jude T. Driscoll

Chairman
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett

Private Investor
Rosemont, PA

John A. Fry

President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr

Founder/Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth

Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven

Owner - Strategic Financial
Planning Consulting Firm
Washington, DC

Thomas F. Madison

President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans

Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher

Founder
Investor Analytics
Scottsdale, AZ

Affiliated Officers

Michael P. Bishof

Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

David F. Connor

Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

John J. O'Connor

Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Contact Information

Investment Manager

Delaware Management Company, a series  of Delaware Management
Business Trust
Philadelphia, PA

National Distributor

Delaware Distributors, L.P.
Philadelphia, PA

Shareholder Servicing, Dividend Disbursing, and Transfer Agent

Delaware Service Company, Inc.
2005 Market Street Philadelphia,
PA 19103-7094

For Shareholders

800 523-1918

For Securities Dealers  and Financial Institutions Representatives Only

800 362-7500

Web Site

www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.


The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.


Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

Simplify your life.


Manage your investments online!

Get Account Access, the Delaware Investments(R) secure Web site that allows you to conduct your business online. Gain 24-hour access to your account and one of the highest levels of Web security available. You also get:


 o Hassle-Free Investing - Make online purchases and redemptions at any time.

 o Simplified Tax Processing - Automatically retrieve your Delaware Investments accounts' 1099 information and import it directly into your 1040 tax return. Available only with Turbo Tax(R) Online(SM) and Desktop software - www.turbotax.com.


 o Less Mail Clutter - Get instant access to your fund materials online with Delaware eDelivery.


Register for Account Access today! Visit www.delawareinvestments.com, select Individual Investors, and click Account Access.


Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.

[DELAWARE LOGO]


(524)                                                         Printed in the USA
AR-006 [4/06] CGI 6/06                                    ANN-0605-TFMON PO11043

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant's Code of Business Ethics has been posted on Delaware Investments' internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant's Board of Trustees/Directors has determined that each member of the registrant's Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an "audit committee financial expert" is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An "audit committee financial expert" shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant's Board of Trustees/Directors has also determined that each member of the registrant's Audit Committee is independent. In order to be "independent" for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an "interested person" of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant's Audit Committee are set forth below:

     Thomas L. Bennett (1)
     Thomas F. Madison
     Janet L. Yeomans (1)
     J. Richard Zecher

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $9,500 for the fiscal year ended April 30, 2006.


____________________
(1) The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on "other relevant experience." The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of his education, Chartered Financial Analyst designation, and his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers. The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $24,050 for the fiscal year ended April 30, 2005.

         (b) Audit-related fees.

     The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended April 30, 2006.

The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the financial statements of the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $28,300 for the registrant's fiscal year ended April 30, 2006. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; and issuance of agreed upon procedures reports to the registrant's Board in connection with the pass-through of internal legal cost relating to the operations of the registrant.

     The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended April 30, 2005.

The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the financial statements of the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $38,875 for the registrant's fiscal year ended April 30, 2005. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; and issuance of agreed upon procedures reports to the registrant's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the registrant.

     (c) Tax fees.

The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant were $1,700 for the fiscal year ended April 30, 2006. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax return and review of annual excise distribution calculation.


     The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended April 30, 2006.

The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant were $1,750 for the fiscal year ended April 30, 2005. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2 1(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax return and review of annual excise distribution calculation.

     The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended April 30, 2005.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended April 30, 2006.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant's independent auditors to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended April 30, 2006.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended April 30, 2005.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant's independent auditors to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended April 30, 2005.

     (e) The registrant's Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the "Pre-Approval Policy") with respect to services provided by the registrant's independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

 __________________________________________________________________________________ ___________________________________
|                                                                                  |                                   |
| Service                                                                          |            Range of Fees          |
|__________________________________________________________________________________|___________________________________|
|                                                                                  |                                   |
| Audit Services                                                                   |                                   |
|__________________________________________________________________________________|___________________________________|
|                                                                                  |                                   |
| Statutory audits or financial audits for new Funds                               |  up to $25,000 per Fund           |
|__________________________________________________________________________________|___________________________________|
|                                                                                  |                                   |
| Services associated with SEC registration statements (e.g., Form N-1A, Form      |                                   |
| N-14, etc.), periodic reports and other documents filed with the SEC or other    |                                   |
| documents issued in connection with securities offerings (e.g., comfort letters  |  up to $10,000 per Fund           |
| for closed-end Fund offerings, consents), and assistance in responding to SEC    |                                   |
| comment letters                                                                  |                                   |
|__________________________________________________________________________________|___________________________________|
|                                                                                  |                                   |
| Consultations by Fund management as to the accounting or disclosure treatment of |                                   |
| transactions or events and/or the actual or potential impact of final or         |                                   |
| proposed rules, standards or interpretations by the SEC, FASB, or other          |  up to $25,000 in the aggregate   |
| regulatory or standard-setting bodies (Note: Under SEC rules, some consultations |                                   |
| may be considered "audit-related services" rather than "audit services")         |                                   |
|__________________________________________________________________________________|___________________________________|
|                                                                                  |                                   |
| Audit-Related Services                                                           |                                   |
|__________________________________________________________________________________|___________________________________|
|                                                                                  |                                   |
| Consultations by Fund management as to the accounting or disclosure treatment of |                                   |
| transactions or events and /or the actual or potential impact of final or        |                                   |
| proposed rules, standards or interpretations by the SEC, FASB, or other          |  up to $25,000 in the aggregate   |
| regulatory or standard-setting bodies (Note: Under SEC rules, some consultations |                                   |
| may be considered "audit services" rather than "audit-related services")         |                                   |
|__________________________________________________________________________________|___________________________________|
|                                                                                  |                                   |
| Tax Services                                                                     |                                   |
|__________________________________________________________________________________|___________________________________|
|                                                                                  |                                   |
| U.S. federal, state and local and international tax planning and advice (e.g.,   |                                   |
| consulting on statutory, regulatory or administrative developments, evaluation   |  up to $25,000 in the aggregate   |
| of Funds' tax compliance function, etc.)                                         |                                   |
|__________________________________________________________________________________|___________________________________|
|                                                                                  |                                   |
| U.S. federal, state and local tax compliance (e.g., excise distribution reviews, |  up to $5,000 per Fund            |
| etc.)                                                                            |                                   |
|__________________________________________________________________________________|___________________________________|
|                                                                                  |                                   |
| Review of federal, state, local and international income, franchise and other    |  up to $5,000 per Fund            |
| tax returns                                                                      |                                   |
|__________________________________________________________________________________|___________________________________|

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant's investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the "Control Affiliates") up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

 __________________________________________________________________________________ ___________________________________
|                                                                                  |                                   |
| Service                                                                          |            Range of Fees          |
|__________________________________________________________________________________|___________________________________|
|                                                                                  |                                   |
| Non-Audit Services                                                               |                                   |
|__________________________________________________________________________________|___________________________________|
|                                                                                  |                                   |
| Services associated with periodic reports and other documents filed with the SEC |  up to $10,000 in the aggregate   |
| and assistance in responding to SEC comment letters                              |                                   |
|                                                                                  |                                   |
|__________________________________________________________________________________|___________________________________|

     The Pre-Approval Policy requires the registrant's independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant's independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $192,260 and $228,384 for the registrant's fiscal years ended April 30, 2006 and April 30, 2005, respectively.

     (h) In connection with its selection of the independent auditors, the registrant's Audit Committee has considered the independent auditors' provision of non-audit services to the registrant's investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors' provision of these services is compatible with maintaining the auditors' independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics

     Not applicable.

   (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

   (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.


Name of Registrant: Delaware Group Tax Free Money Fund


JUDE T. DRISCOLL
________________

By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    July 3, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
________________

By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    July 3, 2006


MICHAEL P. BISHOF
_________________

By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    July 3, 2006